Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	Dec. 31, 2018	Dec. 31, 2017
Legacy 450 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	1
Number of aircraft held in inventory as available for sale	1
Lineage [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Number of aircraft held in inventory as available for sale	1	2
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	1
Number of aircraft held in inventory as available for sale	1
Aircraft E- R- J- One Four Zero [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		3
Boeing BBJ 737 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Legacy 500 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	4	2
Phenom 100 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Ipanema [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	2